Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue (in Dollars)	$ 10,000	$ 10,000	$ 0
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issuable upon the conversion	3,349,430	3,349,430
Series D Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issuable upon the conversion			1,252	1,252
Convertible Debt [Member] | Series D Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issuable upon the conversion			11,969,780	11,969,780
Common Stock Warrants [Member] | Series D Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issuable upon the conversion			54,434	54,434